Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Warrant Liabilities [Abstract]
Schedule of Movement of Warrant Liability

The movement of the warrant liability is illustrated below:

in CHF thousands (except share number of warrants)	Warrant liabilities	Share number of outstanding public and private warrants
Balance as of January 1, 2023	-	-
Issuance of assumed warrants from EBAC	2,136	4,403,294
Fair value loss on warrant liability	3,431	-
Exercise of public and private warrants	(197)	(149,198)
Balance as of December 31, 2023	5,370	4,254,096